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[LNL Letterhead]

Writer's Direct Dial: 260/455-3917
Telefax Number: 260/455-5135


October 11, 2006


Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      Lincoln Life Variable Annuity Account N
         Lincoln ChoicePlus Design
         The Lincoln National Life Insurance Company
         Pre-Effective Amendment No. 2
         File Nos. 811-08517; 333-135039

Commissioners:

On behalf of The Lincoln National Life Insurance Company ("Company") and Lincoln Life Variable Annuity Account N ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 2 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from Pre-Effective Amendment No. 1 (filed August 25, 2006). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel